Financial Liabilities (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Statement Line Items [Line Items]
Leasing liabilities amounts	€ 4,025		€ 2,302
Loan Agreement [Member] | European Investment Bank [Member]
Statement Line Items [Line Items]
Carrying amount liability component	15,684	€ 9,887
Discounted interest payment and fair value performance	€ 1,462	€ 1,080